FUNDS FROM SECURITIES ISSUED	12 Months Ended
Dec. 31, 2025
Funds From Securities Issued
FUNDS FROM SECURITIES ISSUED

19)	FUNDS FROM SECURITIES ISSUED

a)	Composition by type of security issued and location

	R$ thousands
	On December 31, 2025	On December 31, 2024
Instruments Issued – Brazil:		-
Real estate credit notes	75,321,675	55,865,741
Agribusiness notes	54,287,950	46,738,613
Financial bills	135,672,973	106,220,794
Covered Bonds	23,600,199	35,805,829
Subtotal	288,882,797	244,630,977
Securities – Overseas:		-
MTN Program Issues (1)	11,423,465	9,529,345
Subtotal	11,423,465	9,529,345
Structured Operations Certificates	5,954,420	3,817,022
Total	306,260,682	257,977,344
(1)	Issuance of securities on the international market to invest in foreign exchange transactions, pre-export financing, import financing and working capital financing, predominately in the medium and long-term.

b)	Changes in securities issued

	R$ thousands
	2025	2024
Opening balances on January 1	257,977,344	244,966,258
Issuance	156,468,949	54,734,757
Interest accrued	32,907,338	27,427,073
Settlement and interest payments	(143,196,203)	(70,199,968)
Exchange variation and others	2,103,254	1,049,224
Closing balance on December 31	306,260,682	257,977,344